Consolidated statement of cash flows - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Operating activities
Net income (loss)	kr 1,840	kr (6,276)	kr (32,433)
Adjustments to reconcile net income to cash	12,226	7,830	19,324
Cash flows from (used in) Operations	14,066	1,554	(13,109)
Changes in operating net assets
Inventories	261	(4,807)	4,719
Customer ﬁnance, current and non-current	(858)	1,085	798
Trade receivables and contract assets	10,995	(2,047)	1,379
Trade payables	(372)	2,436	1,886
Provisions and post-employment beneﬁts	(3,729)	6,696	4,755
Contract liabilities	(1,579)	(808)	5,024
Other operating assets and liabilities, net	(1,911)	5,233	4,149
Net changes in operating assets and liabilities	2,807	7,788	22,710
Cash ﬂow from operating activities	16,873	9,342	9,601
Investing activities
Investments in property, plant and equipment	(5,118)	(3,975)	(3,877)
Sales of property, plant and equipment	744	334	1,016
Acquisitions of subsidiaries and other operations	(1,753)	(1,618)	(289)
Divestments of subsidiaries and other operations	248	333	565
Product development	(1,545)	(925)	(1,444)
Other investing activities	(331)	(523)	(463)
Interest-bearing securities	4,214	2,242	(11,578)
Cash ﬂow from investing activities	(3,541)	(4,132)	(16,070)
Cash ﬂow before ﬁnancing activities	13,332	5,210	(6,469)
Financing activities
Proceeds from issuance of borrowings	4,851	911	13,416
Repayment of borrowings	(4,476)	(1,748)	(4,830)
Proceeds from stock issue			15
Sale of own shares	197	107	98
Repurchase of own shares			(15)
Dividends paid	(4,450)	(3,425)	(3,424)
Repayment of lease liabilities	(2,990)
Other ﬁnancing activities	(32)	78	218
Cash ﬂow from ﬁnancing activities	(6,900)	(4,077)	5,478
Effect of exchange rate changes on cash	258	1,372	(91)
Net change in cash and cash equivalents	6,690	2,505	(1,082)
Cash and cash equivalents, beginning of period	38,389	35,884	36,966
Cash and cash equivalents, end of period	kr 45,079	kr 38,389	kr 35,884